BUSINESS OVERVIEW (Details Narrative) - USD ($)	Dec. 21, 2023	Mar. 27, 2023	Feb. 28, 2023	Feb. 23, 2023	Dec. 31, 2025	Dec. 31, 2024	Jan. 26, 2024	Jan. 08, 2024
BusinessOverviewLineItem [Line Items]
Capital Units, Value		$ 500,000						$ 500,000
Common stock, shares authorized		500,000,000			2,000,000,000	2,000,000,000		2,000,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001			$ 0.00025	$ 0.00025		$ 0.00025
Common stock, shares outstanding					18,750,000	15,625,000
Common stock, shares issued					18,750,000	15,625,000
Ace Champion [Member]
BusinessOverviewLineItem [Line Items]
Common stock, shares authorized							240,570
Ownership percentage							4.95%
Ace Champion [Member] | Parent Company [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage	9.90%
Common stock, shares outstanding	240,570
Ace Champion [Member] | Ms. Liao [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage	4.95%
Shares issued	240,570
Ace Champion [Member] | Acquisition Agreement [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage			4.95%
Shares acquisitions			120,285
Falcon Summit [Member]
BusinessOverviewLineItem [Line Items]
Common stock, shares authorized							240,570
Ownership percentage							4.95%
Falcon Summit [Member] | Parent Company [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage	9.90%
Common stock, shares outstanding	240,570
Falcon Summit [Member] | Ms. Liao [Member]
BusinessOverviewLineItem [Line Items]
Shares issued	134,720
Falcon Summit [Member] | Mr. Ng [Member]
BusinessOverviewLineItem [Line Items]
Shares issued	105,850
Falcon Summit [Member] | Ms. Liao and Mr. Ng [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage	4.95%
Falcon Summit [Member] | Acquisition Agreement [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage				4.95%
Shares acquisitions				120,285
Ms. Liao [Member]
BusinessOverviewLineItem [Line Items]
Common stock, shares authorized							2,880,452
Ownership percentage	59.98%						59.27%
Shares issued		1
Common Stock, Shares Subscribed but Unissued	1,457,541
Common stock, shares issued							1,798,200
Ms. Liao [Member] | Parent Company [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage	44.54%
Common stock, shares outstanding	1,082,252
Mr. Ng [Member]
BusinessOverviewLineItem [Line Items]
Common stock, shares authorized							818,008
Ownership percentage	17.02%						16.83%
Common Stock, Shares Subscribed but Unissued	413,558
Common stock, shares issued							510,300
Mr. Ng [Member] | Parent Company [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage	12.66%
Common stock, shares outstanding	307,708
Mr.Tang [Member]
BusinessOverviewLineItem [Line Items]
Common stock, shares authorized							243,000
Ownership percentage	5.00%						5.00%
Common Stock, Shares Subscribed but Unissued	121,500
Common stock, shares issued							121,500
Mr.Tang [Member] | Parent Company [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage	5.00%
Common stock, shares outstanding	121,500
Ease Joy [Member]
BusinessOverviewLineItem [Line Items]
Common stock, shares authorized							218,700
Ownership percentage	9.00%						4.50%
Common Stock, Shares Subscribed but Unissued	218,700
Ease Joy [Member] | Parent Company [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage	9.00%
Common stock, shares outstanding	218,700
Novel Challenge [Member]
BusinessOverviewLineItem [Line Items]
Common stock, shares authorized							218,700
Ownership percentage	9.00%						4.50%
Common Stock, Shares Subscribed but Unissued	218,700
Novel Challenge [Member] | Parent Company [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage	9.00%
Common stock, shares outstanding	218,700
SKK Group Limited [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage					100.00%
SKK Group Limited [Member] | Mr. Ng Ms. Liao Mr. Tang [Member]
BusinessOverviewLineItem [Line Items]
Ownership percentage							100.00%